Note 2 - Discontinued Operations (Details) - Assets and Liabilities of Discontinued Operations (Current Period Unaudited) (License and Management Services [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 24
Receivables, net	24
Total assets	48
Accounts payable	25
Total liabilities	13,144
Net assets (liabilities) of discontinued operations	(13,096)
Intercompany [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intercompany Payable	$ 13,119